PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023

Computers	28	31
Furniture and office equipment	21	21
Machines	214	214
Vehicles	29	29
	292	295
Less - accumulated depreciation	(244)	(228)
Total property and equipment, net	48	67

For the years ended December 31, 2024 and 2023, depreciation expenses were $18 and $21 respectively. During 2024, the Company sold fixed assets with a cost of $3 and with accumulated depreciation in the amount of $3.